Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Indirect tax receivables and related prepaid expenses	$ 46,802	$ 43,293
Prepaid expenses	14,805	7,847
Other	2,360	764
Prepaid expenses and other current assets	$ 63,967	$ 51,904